Item 1. Schedule of Investments:
--------------------------------

Putnam Tax-Free Insured Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Tax-Free Insured Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
October 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  MBIA -- MBIA Insurance Company
  PSFG -- Permanent School Fund Guaranteed
  RAN -- Revenue Anticipation Notes
  VRDN -- Variable Rate Demand Notes
  XLCA -- XL Capital Assurance

Municipal bonds and notes (99.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                               Rating (RAT)           Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.8%)
-----------------------------------------------------------------------------------------------------------
     $3,000,000  Alabama A&M U. Rev. Bonds, MBIA, 6 1/2s,
                 11/1/25                                                          Aaa            $3,196,680
Alaska (2.8%)
-----------------------------------------------------------------------------------------------------------
                 AK State Hsg. Fin. Corp. Rev. Bonds,
                 Ser. A
      6,000,000  MBIA, 5.9s, 12/1/19                                              Aaa             6,225,000
      4,945,000  4.4s, 12/1/31                                                    Aaa             5,099,531
                                                                                              -------------
                                                                                                 11,324,531

Arkansas (0.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Little Rock G.O. Bonds (Cap. Impt.),
                 FSA, 3.95s, 4/1/19                                               Aaa             2,030,000

California (9.0%)
-----------------------------------------------------------------------------------------------------------
     12,000,000  CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A, AMBAC, 5 1/2s, 5/1/13                             Aaa            13,755,000
      3,000,000  CA Statewide Cmnty. Dev. Auth. COP
                 (Motion Picture & TV Fund), AMBAC,
                 5.35s, 1/1/24                                                    Aaa             3,075,000
      2,475,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds (Tobacco Settlement),
                 Ser. B, AMBAC, 5s, 6/1/38                                        Aaa             2,512,125
      2,745,000  Los Angeles, Unified School Dist. G.O.
                 Bonds (Election of 2004), Ser. C, FGIC,
                 5s, 7/1/26                                                       Aaa             2,868,525
      7,000,000  San Diego Cnty., Wtr. Auth. COP, FGIC,
                 5.681s, 4/23/08                                                  Aaa             7,813,750
      2,000,000  San Diego, Unified School Dist. G.O.
                 Bonds (Election of 1998), Ser. E, FSA, 5
                 1/4s, 7/1/19                                                     Aaa             2,275,000
      3,680,000  Santa Ana, Fin. Auth. Lease Rev. Bonds
                 (Police Admin. & Hldg. Fac.), Ser. A,
                 MBIA, 6 1/4s, 7/1/17                                             Aaa             4,595,400
                                                                                              -------------
                                                                                                 36,894,800

Colorado (2.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  CO Dept. of Trans. RAN, AMBAC, 6s,
                 6/15/06                                                          Aaa             1,063,750
        361,000  CO Hlth. Fac. Auth. Rev. Bonds (Cmnty.
                 Provider Pooled Loan Program), Ser. A,
                 FSA, 7 1/4s, 7/15/17                                             Aaa               362,574
      5,000,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 MBIA, 5 1/2s, 11/15/25                                           Aaa             5,318,750
      4,000,000  Weld Cnty. School Dist. G.O. Bonds, FSA,
                 5 1/2s, 12/1/19                                                  Aaa             4,505,000
                                                                                              -------------
                                                                                                 11,250,074

District of Columbia (0.7%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  DC G.O. Bonds, Ser. A, FSA, 5 7/8s,
                 6/1/05                                                           Aaa             3,067,260

Florida (7.5%)
-----------------------------------------------------------------------------------------------------------
     13,675,000  Hernando Cnty., Rev. Bonds (Criminal
                 Justice Complex Fin.), FGIC, 7.65s,
                 7/1/16                                                           Aaa            18,837,313
      5,000,000  Orlando & Orange Cnty., Expressway Auth.
                 Rev. Bonds, FGIC, 8 1/4s, 7/1/14                                 Aaa             6,900,000
      3,935,000  Sumter Cnty., School Dist. Rev. Bonds
                 (Multi Dist. Loan Program), FSA, 7.15s,
                 11/1/15                                                          Aaa             5,199,119
                                                                                              -------------
                                                                                                 30,936,432

Georgia (1.7%)
-----------------------------------------------------------------------------------------------------------
      3,360,000  Fulton Cnty., Dev. Auth. Rev. Bonds
                 (Klaus Pkg. & Fam. Hsg. Project), MBIA,
                 5 1/4s, 11/1/20                                                  Aaa             3,746,400
        415,000  GA Muni. Elec. Pwr. Auth. Rev. Bonds,
                 Ser. Y, AMBAC, 6.4s, 1/1/13                                      Aaa               498,519
      2,500,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           Aaa             2,718,750
                                                                                              -------------
                                                                                                  6,963,669

Illinois (7.2%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Chicago, G.O. Bonds, Ser. A, AMBAC, 5
                 5/8s, 1/1/39                                                     Aaa             6,029,375
      1,500,000  Chicago, Board of Ed. G.O. Bonds, Ser.
                 A, MBIA, 5 1/4s, 12/1/19                                         Aaa             1,657,500
      4,385,000  Cook Cnty., G.O. Bonds, Ser. D, AMBAC, 5
                 1/4s, 11/15/21                                                   Aaa             4,790,613
      1,000,000  Du Page Cnty., Cmnty. High School Dist.
                 G.O. Bonds (Dist. No. 108 - Lake Park),
                 FSA, 5.6s, 1/1/20                                                Aaa             1,136,250
      5,000,000  IL G.O. Bonds, Ser. 1, MBIA, 5 1/4s,
                 10/1/19                                                          Aaa             5,518,750
      3,000,000  IL State G.O. Bonds, FGIC, 6s, 11/1/26                           Aaa             3,652,500
      5,000,000  Regl. Trans. Auth. Rev. Bonds, Ser. A,
                 AMBAC, 8s, 6/1/17                                                Aaa             6,943,750
                                                                                              -------------
                                                                                                 29,728,738

Indiana (5.1%)
-----------------------------------------------------------------------------------------------------------
      1,655,000  Anderson, Indpt. School Bldg. Corp. G.O.
                 Bonds (First Mtg.), FSA, 5 1/2s, 1/15/28                         AAA             1,801,881
                 Brownsburg Ind. 1999 School Bldg. Corp.
                 Rev. Bonds (1st Mtge.), Ser. A, FSA
      3,465,000  5 1/4s, 9/15/19                                                  Aaa             3,854,813
      3,295,000  5 1/4s, 9/15/18                                                  Aaa             3,665,688
      6,605,000  Center Grove, Bldg. Rev. Bonds, AMBAC, 5
                 1/2s, 1/15/26                                                    Aaa             7,158,169
      1,000,000  Evansville Vanderburgh Pub. Leasing
                 Corp. Rev. Bonds (1st Mtge.), MBIA, 5
                 3/4s, 7/15/18                                                    Aaa             1,136,250
      3,135,000  IN Bond Bk. Rev. Bonds, AMBAC, 5s,
                 2/1/06                                                           Aaa             3,252,563
                                                                                              -------------
                                                                                                 20,869,364

Louisiana (3.4%)
-----------------------------------------------------------------------------------------------------------
         26,416  East Baton Rouge, Mtge. Fin. Auth. Rev.
                 Bonds (Single Fam.), Ser. B, GNMA Coll.,
                 8 1/4s, 2/25/11                                                  AAA                26,581
      5,730,000  Ernest N. Morial-New Orleans Exhibit
                 Hall Auth. Special Tax, AMBAC, 5s,
                 7/15/20                                                          AAA             6,252,863
      3,000,000  LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s,
                 6/1/19                                                           Aaa             3,333,750
      4,000,000  LA State U. & Agriculture & Mechanical
                 College Rev. Bonds, MBIA, 5 1/2s, 7/1/26                         Aaa             4,290,000
                                                                                              -------------
                                                                                                 13,903,194

Massachusetts (4.2%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  MA State Hlth. & Edl. Fac. Auth. VRDN,
                 Ser. D, MBIA, 1.71s, 1/1/35                                      VMIG1           3,000,000
                 MA State Special Oblig. Dedicated Tax
                 Rev. Bonds, FGIC
      1,000,000  5 1/4s, 1/1/24                                                   Aaa             1,076,250
      1,000,000  5 1/4s, 1/1/23                                                   Aaa             1,082,500
     11,000,000  5 1/4s, 1/1/22                                                   Aaa            12,058,750
                                                                                              -------------
                                                                                                 17,217,500

Michigan (7.3%)
-----------------------------------------------------------------------------------------------------------
        720,000  Detroit, Rev. Bonds, Ser. B, FGIC, 5
                 1/4s, 7/1/20                                                     Aaa               783,900
      7,990,000  Detroit, City School Dist. G.O. Bonds
                 (School Bldg. & Site Impt.), Ser. B,
                 FGIC, 5s, 5/1/25                                                 Aaa             8,329,575
      5,480,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.74s, 7/1/33                                                    VMIG1           5,480,000
        500,000  Kent, Hosp. Fin. Auth. Rev. Bonds
                 (Spectrum Hlth. Care), Ser. A, MBIA, 5
                 1/2s, 1/15/17                                                    AAA               559,375
      5,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Mercy Hlth. Svcs.), Ser. A, AMBAC, 6s,
                 8/15/34                                                          Aaa             5,575,000
                 MI State Strategic Fund, Ltd. Rev. Bonds
                 (Detroit Edison Co.), AMBAC
      4,000,000  7s, 5/1/21                                                       Aaa             5,340,000
      3,500,000  4.85s, 9/1/30                                                    Aaa             3,775,625
                                                                                              -------------
                                                                                                 29,843,475

Mississippi (1.0%)
-----------------------------------------------------------------------------------------------------------
                 MS Dev. Bk. Special Obligation Rev.
                 Bonds (Waste Wtr. & Solid Waste Mgt.),
                 Ser. A, FSA
      1,855,000  5 3/8s, 2/1/19                                                   Aaa             2,059,050
      1,755,000  5 3/8s, 2/1/18                                                   Aaa             1,943,662
                                                                                              -------------
                                                                                                  4,002,712

Missouri (2.1%)
-----------------------------------------------------------------------------------------------------------
      8,800,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (Cox Hlth. Syst.), AMBAC, 1.78s, 6/1/22                          VMIG1           8,800,000

Montana (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,725,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,858,687

Nevada (2.2%)
-----------------------------------------------------------------------------------------------------------
      8,295,000  Clark Cnty., Rev. Bonds, Ser. B, FGIC, 5
                 1/4s, 7/1/20                                                     Aaa             8,948,231

New Hampshire (1.3%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  NH State Tpk. Syst. Rev. Bonds, FGIC,
                 6.806s, 11/1/17                                                  Aaa             5,543,750

New Jersey (4.0%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
     10,000,000  (School Fac. Construction), Ser. F,
                 FGIC, 5 1/4s, 6/15/21                                            Aaa            11,050,000
      5,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             5,212,500
                                                                                              -------------
                                                                                                 16,262,500

New York (3.4%)
-----------------------------------------------------------------------------------------------------------
                 Nassau Cnty., Hlth. Care Syst. Rev.
                 Bonds (Nassau Hlth. Care Corp.), FSA
      4,610,000  6s, 8/1/13                                                       Aaa             5,399,463
      2,285,000  6s, 8/1/12                                                       Aaa             2,676,306
                 NY State Dorm. Auth. Rev. Bonds
                 (Brooklyn Law School), Ser. B, XLCA
      2,270,000  5 3/8s, 7/1/22                                                   Aaa             2,511,188
      2,215,000  5 3/8s, 7/1/20                                                   Aaa             2,480,800
      1,000,000  Sales Tax Asset Receivable Corp. Rev.
                 Bonds, Ser. A, AMBAC, 5s, 10/15/29                               Aaa             1,040,000
                                                                                              -------------
                                                                                                 14,107,757

North Carolina (3.6%)
-----------------------------------------------------------------------------------------------------------
      6,000,000  Metropolitan Pier & Exposition Auth.
                 Rev. Bonds (McCormack Place Expansion
                 Project), FGIC, 5 1/2s, 12/15/24                                 Aaa             6,525,000
      7,500,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. A, MBIA, 5
                 1/4s, 1/1/19                                                     Aaa             8,250,000
                                                                                              -------------
                                                                                                 14,775,000

Ohio (2.4%)
-----------------------------------------------------------------------------------------------------------
      6,765,000  Cleveland, Wtr. Wks. Rev. Bonds, Ser. J,
                 FSA, 5s, 1/1/06                                                  Aaa             7,001,775
      1,000,000  Cleveland-Cuyahoga Cnty., Port. Auth.
                 Rev. Bonds (Rock & Roll Hall of Fame),
                 FSA, 3.6s, 12/1/14                                               Aaa             1,000,340
      1,535,000  Morley Library Dist. G.O. Bonds (Lake
                 Cnty. Dist. Library), AMBAC, 5 1/4s,
                 12/1/19                                                          Aaa             1,700,013
         45,000  OH Hsg. Fin. Agcy. Single Fam. Mtge.
                 Rev. Bonds, Ser. 85-A, FGIC, zero %,
                 1/15/15                                                          Aaa                16,425
                                                                                              -------------
                                                                                                  9,718,553

Oklahoma (0.8%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  OK City Arpt. Trust Rev. Bonds, Ser. A,
                 FSA, 5 1/4s, 7/1/21                                              Aaa             3,191,250

Oregon (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,880,000  Salem-Keizer, School Dist. G.O. Bonds
                 (No. 24J), FSA, 4s, 6/15/06                                      Aaa             1,941,100

Pennsylvania (3.6%)
-----------------------------------------------------------------------------------------------------------
                 PA State Pub. School Bldg. Auth. Rev.
                 Bonds (Philadelphia School Dist.), FSA
      1,750,000  5 1/2s, 6/1/28                                                   Aaa             2,001,563
      3,000,000  5 1/4s, 6/1/25                                                   Aaa             3,213,750
                 Philadelphia, School Dist. G.O. Bonds,
                 Ser. A, FSA
      6,400,000  5 1/2s, 2/1/31                                                   Aaa             7,368,000
      2,000,000  5 1/2s, 2/1/18                                                   Aaa             2,302,500
                                                                                              -------------
                                                                                                 14,885,813

Texas (10.5%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Dallas, Indpt. School Dist. G.O. Bonds,
                 PSFG, 5 1/4s, 2/15/19                                            Aaa             2,725,000
      1,250,000  Harris Cnty., Mandatory Put Bonds (Toll
                 Road), FGIC, 5s, 8/15/09                                         Aaa             1,368,750
      1,190,000  Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24                         Aaa             1,246,525
      5,280,000  Houston, Arpt. Syst. Rev. Bonds, FSA,
                 5s, 7/1/21                                                       Aaa             5,557,200
      1,000,000  Houston, Cmnty. College Syst. Rev. Bonds
                 (Student Fee), MBIA, 5.1s, 4/15/06                               Aaa             1,043,750
                 North Central TX Hlth. Fac. Dev. Corp.
                 VRDN
      4,290,000  (Dates Hosp. Prsbytrn Med. Ctr), Ser. C,
                 MBIA, 1.69s, 12/1/15                                             VMIG1           4,290,000
      4,400,000  (Hosp. Presbyterian Med. Ctr.), Ser. D,
                 MBIA, 1.69s, 12/1/15                                             VMIG1           4,400,000
      4,000,000  San Antonio Wtr. Rev. Bonds, FSA, 5
                 1/2s, 5/15/20                                                    Aaa             4,455,000
      8,000,000  San Antonio, Hotel Occupancy Mandatory
                 Put Bonds, Ser. B, AMBAC, 5s, 8/15/08                            Aaa             8,690,000
      5,000,000  Tarrant Cnty., Hlth. Fac. Dev. Rev.
                 Bonds (TX Hlth. Res. Sys.), Ser. A,
                 MBIA, 5 3/4s, 2/15/15                                            Aaa             5,806,250
      3,150,000  Victoria G.O. Bonds, FGIC, 5 1/2s,
                 8/15/20                                                          Aaa             3,496,500
                                                                                              -------------
                                                                                                 43,078,975

Utah (3.3%)
-----------------------------------------------------------------------------------------------------------
                 UT State Pwr. Supply Rev. Bonds
                 (Intermountain Pwr. Agcy.), Ser. A, MBIA
      7,900,000  6.15s, 7/1/14 (prerefunded)                                      Aaa             8,561,625
      4,495,000  6.15s, 7/1/14                                                    Aaa             4,871,452
                                                                                              -------------
                                                                                                 13,433,077

Washington (5.9%)
-----------------------------------------------------------------------------------------------------------
     10,000,000  Port of Seattle Rev. Bonds, Ser. A,
                 FGIC, 5 1/2s, 10/1/22                                            Aaa            10,912,500
                 WA State Pub. Pwr. Supply Syst. Rev.
                 Bonds
      6,000,000  (Nuclear No. 3), Ser. B, MBIA, 7 1/8s,
                 7/1/16                                                           Aaa             7,815,000
      5,000,000  (Nuclear No. 1), Ser. A, AMBAC, 5.7s,
                 7/1/09                                                           Aaa             5,381,250
                                                                                              -------------
                                                                                                 24,108,750

West Virginia (1.3%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Econ. Dev. Auth. Lease Rev. Bonds
                 (Correctional Juvenile Safety), Ser. A,
                 MBIA, 5s, 6/1/29                                                 Aaa             5,175,000
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $379,600,910) (b)                      $407,056,872
-----------------------------------------------------------------------------------------------------------



Interest rate swap contracts outstanding at October 31, 2004 (Unaudited)

                                         Notional Termination     Unrealized
                                           amount        date   depreciation
----------------------------------------------------------------------------
Agreement with JP Morgan Chase
Bank dated September 24, 2004
to pay quarterly the notional
multiplied by 3.513% and
receive quarterly the notional
multiplied by the Bond Market
Association Municipal Swap
Index.                                 $6,000,000    12/29/14       $(13,200)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $411,020,783.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $379,601,048, resulting in gross unrealized appreciation and depreciation of $27,616,796 and $160,972, respectively, or net unrealized appreciation of $27,455,824.

      The rates shown on VRDN and mandatory put bonds are the current interest rates at October 31, 2004.

      The dates shown on mandatory put bonds are the next mandatory put dates.

      The fund had the following industry group concentrations greater than 10% at October 31, 2004 (as a percentage of net assets):

      Utilities       13.0%
      Transportation  11.9

      The fund had the following insurance concentrations greater than 10% at October 31, 2004 (as a percentage of net assets):

      FGIC           27.1%
      AMBAC          25.2
      MBIA           23.0
      FSA            20.6

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004



Item 1. Schedule of Investments:
--------------------------------

Putnam Tax-Free High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Tax-Free High Yield Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
October 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FRB -- Floating Rate Bonds
  FSA -- Financial Security Assurance
  G.O. Bonds -- General Obligation Bonds
  IFB -- Inverse Floating Rate Bonds
  MBIA -- MBIA Insurance Company
  PSFG -- Permanent School Fund Guaranteed
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (97.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                               Rating (RAT)           Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.6%)
-----------------------------------------------------------------------------------------------------------
     $1,420,000  Anniston, Indl. Dev. Rev. Bonds (Hoover
                 Group, Inc.), 8 1/2s, 9/1/10                                     D/P              $781,000
      5,000,000  Jackson Cnty., Hlth. Care Auth. Rev.
                 Bonds, 5.7s, 5/1/19                                              BB+             4,675,000
      1,000,000  Phenix City, Indl. Dev. Board Rev. Bonds
                 (Mead Coated Board), Ser. A, 5.3s,
                 4/1/27                                                           Baa2              963,750
                                                                                              -------------
                                                                                                  6,419,750

Arizona (1.5%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  AZ State Hlth. Fac. Auth. Rev. Bonds
                 (Bethesda Foundation), Ser. A, 6.4s,
                 8/15/27                                                          BB-/P           1,481,250
                 Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A
      4,000,000  7 5/8s, 12/1/29                                                  B-/P            4,235,000
        500,000  7 1/4s, 12/1/19                                                  B-/P              524,375
                 Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Regl. Hlth. Ctr.)
      3,425,000  7 3/4s, 12/1/30                                                  BB+/P           3,784,625
      1,000,000  Ser. A, 6.2s, 12/1/21                                            BB+/P           1,025,000
                 Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village 1st. Mtge.), Ser.
                 A,  U.S. Govt. Coll.
      1,500,000  8 1/4s, 6/1/15                                                   AAA/P           1,583,925
      2,300,000  8s, 6/1/11                                                       AAA/P           2,425,396
                                                                                              -------------
                                                                                                 15,059,571

Arkansas (1.1%)
-----------------------------------------------------------------------------------------------------------
      6,600,000  AR State Hosp. Dev. Fin. Auth. Rev.
                 Bonds (Washington Regl. Med. Ctr.), 7
                 3/8s, 2/1/29                                                     Baa3            7,309,500
      3,650,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            3,946,563
                                                                                              -------------
                                                                                                 11,256,063

California (8.2%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  ABAG Fin. Auth. COP (American Baptist
                 Homes), Ser. A, 5.85s, 10/1/27                                   BB+             2,865,000
      7,500,000  CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A, 5 3/8s, 5/1/22                                    A3              8,156,250
      4,300,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2            4,558,000
      1,000,000  CA Statewide Cmnty. Dev. Auth.
                 Multi-Fam. Rev. Bonds (Hsg. Equity
                 Res.), Ser. B, 5.2s, 12/1/29                                     Baa1            1,058,750
      1,000,000  CA Statewide Cmnty. Dev. Auth. Special
                 Tax Rev. Bonds (Citrus Garden Apt.
                 Project - D1), 5 1/4s, 7/1/22                                    A               1,031,250
      1,500,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax (No. 98-2 Ladera),
                 5.7s, 9/1/20                                                     BB/P            1,541,250
      1,750,000  Capistrano, Unified School Dist. Cmnty.
                 Fac. Special Tax Bonds (Ladera), Ser.
                 98-2, 5 3/4s, 9/1/29                                             BB/P            1,774,062
      1,100,000  Chula Vista, Cmnty. Fac. Dist. Special
                 Tax (No. 07-I Otay Ranch Village
                 Eleven), 5.8s, 9/1/28                                            BB-/P           1,127,500
      2,855,000  Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 08-1 Otay Ranch
                 Village Six), 6s, 9/1/33                                         BB-/P           2,879,981
     18,000,000  Corona, COP (Vista Hosp. Syst.), zero %,
                 7/1/29 (In default) (NON)                                        D/P               360,000
      3,000,000  Elk Grove CA Special Tax Rev. Bonds
                 (Poppy Ridge Cmnty. Facs. - No. 03-01),
                 6s, 9/1/34                                                       BB/P            3,052,500
      1,750,000  Folsom, Special Tax Rev. Bonds (Cmnty.
                 Facs. Dist. No. 10), 5 7/8s, 9/1/28                              BB              1,780,625
        300,000  Foothill/Eastern Corridor Agcy. Rev.
                 Bonds (CA Toll Roads), 5 3/4s, 1/15/40                           Baa3              304,125
      7,835,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             5,543,263
      6,000,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         A-              6,367,500
        995,000  Irvine, Impt. Board Act of 1915 Special
                 Assmt. Bonds (Assmt. Dist. No. 00-18-GRP
                 3), 5.55s, 9/2/26                                                BBB-/P          1,004,950
      3,500,000  Los Angeles, Regl. Arpt. Impt. Corp.
                 Lease Rev. Bonds, Ser. C, 7 1/2s,
                 12/1/24                                                          B-              3,180,625
                 Oakley, Pub. Fin. Auth. Rev. Bonds
      2,510,000  6s, 9/2/34                                                       BB-/P           2,538,238
      1,435,000  5 7/8s, 9/2/24                                                   BB-/P           1,451,144
      1,520,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax (No. 03-1 Ladera Ranch), Ser. A,
                 5.4s, 8/15/22                                                    BB/P            1,544,700
      1,625,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 02-1 Ladera Ranch),
                 Ser. A, 5.55s, 8/15/33                                           BB+/P           1,657,500
      1,500,000  Roseville, Cmnty. Fac. Special Tax Bonds
                 (Dist. 1), 6s, 9/1/33                                            BB/P            1,546,875
        700,000  Sacramento, Special Tax Rev. Bonds
                 (North Natomas Cmnty. Fac.), Ser. 4-A,
                 6s, 9/1/28                                                       BB/P              745,500
      1,500,000  San Joaquin Hills, Trans. Corridor Agcy.
                 Rev. Bonds, Ser. A, 5 1/2s, 1/15/28                              Baa3            1,408,125
      4,915,000  Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds (Impt. Area No.
                 1), Ser. B, 6 3/8s, 9/1/30                                       BB+/P           5,037,875
        350,000  Southern CA Pub. Pwr. Auth. IFB
                 (Transmission), 9.84s, 7/1/12                                    Aa3               353,087
      4,560,000  Sunnyvale, Special Tax Rev. Bonds
                 (Cmnty. Fac. Dist. No. 1), 7 3/4s,
                 8/1/32                                                           BB-/P           4,599,900
      7,000,000  Thousand Oaks, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Marketplace 94-1), zero %
                 %, 9/1/14                                                        B/P             3,465,000
     10,500,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P         10,788,750
                                                                                              -------------
                                                                                                 81,722,325

Colorado (0.7%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  CO Hlth. Fac. Auth. Rev. Bonds
                 (Evangelical Lutheran), 5.9s, 10/1/27                            A3              5,262,500
                 CO Springs, Hosp. Rev. Bonds
        755,000  6 3/8s, 12/15/30                                                 A3                821,063
        745,000  6 3/8s, 12/15/30 (Prerefunded)                                   A3                893,069
                                                                                              -------------
                                                                                                  6,976,632

Connecticut (1.2%)
-----------------------------------------------------------------------------------------------------------
                 CT State Dev. Auth. Rev. Bonds (East
                 Hills Woods)
      4,038,535  Ser. A, 7 3/4s, 11/1/17                                          B-/P            3,210,635
        457,428  Ser. B, zero %, 3/1/21                                           B-/P               14,295
      2,000,000  CT State Dev. Auth. 1st. Mtg. Gross Rev.
                 Hlth. Care Rev. Bonds (The Elm Street
                 Park Baptist, Inc. Project), 5.85s,
                 12/1/33                                                          BBB+            2,085,000
      6,000,000  CT State Dev. Auth. Poll. Control Rev.
                 Bonds (Western MA), Ser. A, 5.85s,
                 9/1/28                                                           A3              6,345,000
                                                                                              -------------
                                                                                                 11,654,930

District of Columbia (2.4%)
-----------------------------------------------------------------------------------------------------------
     17,000,000  DC G.O. Bonds, Ser. A, 6 3/8s, 6/1/26                            AAA            18,508,750
      5,500,000  DC Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 1/2s, 5/15/33                                           BBB             5,197,500
                                                                                              -------------
                                                                                                 23,706,250

Florida (6.6%)
-----------------------------------------------------------------------------------------------------------
      9,260,000  Brevard Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Courtenay Springs Village), U.S.
                 Govt. Coll., 7 3/4s, 11/15/24                                    AAA/P           9,463,998
      3,105,000  Cap. Trust Agcy. Multi-Fam. Rev. Bonds
                 (American Opportunity-Senior), Ser. A, 5
                 7/8s, 6/1/38                                                     Baa1            2,941,988
      5,000,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P             6,168,750
      3,000,000  CFM Cmnty. Dev. Dist. Rev. Bonds, Ser.
                 A, 6 1/4s, 5/1/35                                                BB-/P           3,078,750
                 Fishhawk, Cmnty. Dev. Dist. II Rev.
                 Bonds, Ser. B
      3,500,000  5 1/8s, 11/1/09                                                  BB-/P           3,556,875
      1,305,000  5s, 11/1/07                                                      BB-/P           1,318,050
     10,360,000  FL State Division Board Fin. Dept. Gen.
                 Svcs. Rev. Bonds (Env.
                 Protection-Preservation 2000), Ser. A,
                 FSA, 6s, 7/1/11                                                  Aaa            12,160,050
      1,000,000  Halifax, Hosp. Med. Ctr. Rev. Bonds,
                 Ser. A, 7 1/4s, 10/1/29                                          BBB+/F          1,085,000
        680,000  Heritage Isle at Viera, Cmnty. Dev.
                 Dist. Special Assmt., Ser. A, 6s, 5/1/35                         BB/P              684,250
      3,085,000  Islands at Doral III, Cmnty. Dev. Dist.
                 Special Assmt. Rev. Bonds, Ser. 04-A,
                 5.9s, 5/1/35                                                     BB              3,123,563
      3,300,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Shell Point Village),
                 Ser. A, 5 1/2s, 11/15/29                                         BBB-            3,201,000
      2,000,000  Middle Village Cmnty. Dev. Dist. Special
                 Assmt., Ser. A, 6s, 5/1/35                                       BB-/P           2,042,500
                 Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds
      1,400,000  (Orlando Regl. Hlth. Care), 5 3/4s,
                 12/1/32                                                          A2              1,494,500
      3,750,000  (Adventist Hlth. Syst.), 5 5/8s,
                 11/15/32                                                         A               3,975,000
      3,710,000  Reunion West, Cmnty. Dev. Dist. Special
                 Assmt., 6 1/4s, 5/1/36                                           BB-/P           3,774,925
      1,200,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns
                 Project), Ser. A, 8s, 1/1/30                                     B-/P            1,258,500
      1,000,000  Sterling Hill, Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. B, 5 1/2s, 11/1/10                                   BB-             1,017,500
        990,000  Verandah, West Cmnty. Dev. Dist. Rev.
                 Bonds (Cap. Impt.), Ser. A, 6 5/8s,
                 5/1/33                                                           BB-/P           1,028,363
      2,250,000  Westchester Cmnty. Dev. Dist. No. 1
                 Special Assmt. (Cmnty. Infrastructure),
                 6 1/8s, 5/1/35                                                   BB-             2,289,375
                 World Commerce Cmnty. Dev. Dist. Special
                 Assmt., Ser. A-1
      1,250,000  6 1/2s, 5/1/36                                                   BB-/P           1,270,313
      1,000,000  6 1/4s, 5/1/22                                                   BB-/P           1,013,750
                                                                                              -------------
                                                                                                 65,947,000

Georgia (3.7%)
-----------------------------------------------------------------------------------------------------------
      3,165,000  Atlanta, Waste Wtr. VRDN, Ser. C, FSA,
                 1.74s, 11/1/41                                                   VMIG1           3,165,000
      8,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              8,490,000
      3,400,000  Effingham Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Pacific Corp.), 6 1/2s, 6/1/31                            Ba3             3,540,250
      6,000,000  Forsyth Cnty., Hosp. Auth. Rev. Bonds
                 (GA Baptist Hlth. Care Syst.), U.S.
                 Govt. Coll., 6 3/8s, 10/1/28                                     AAA             7,590,000
      4,370,000  Forsyth Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Hoover Group, Inc.), 8 1/2s,
                 12/1/05                                                          Ba3             2,403,500
        800,000  Fulton Cnty., Res. Care Fac. Rev. Bonds
                 (Canterbury Court), Class A, 6 1/8s,
                 2/15/34                                                          B+/P              805,000
      6,875,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.), 7
                 1/2s, 1/1/26                                                     BB+/P           7,101,119
      3,160,000  Savannah, Econ. Dev. Auth. Poll. Control
                 Rev. Bonds (Stone Container Corp.), 8
                 1/8s, 7/1/15                                                     B/P             3,270,316
                                                                                              -------------
                                                                                                 36,365,185

Illinois (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Chicago, Special Assmt. Bonds (Lake
                 Shore East), 6 3/4s, 12/1/32                                     B+/P            1,567,500
                 IL Hlth. Fac. Auth. Rev. Bonds
        740,000  (Cmnty. Rehab. Providers Fac.), 8 1/4s,
                 8/1/12                                                           D/P               711,325
      4,105,000  (Cmnty. Rehab. Providers Fac.), U.S.
                 Govt. Coll., Ser. A, 7 7/8s, 7/1/20                              AAA/P           4,347,154
        610,000  (Cmnty. Rehab. Providers Fac.), Ser. A,
                 7 7/8s, 7/1/20                                                   D/P               491,813
      1,000,000  (St. Benedict), Ser. 03A-1, 6.9s,
                 11/15/33                                                         B+              1,017,500
      6,000,000  (Elmhurst Memorial Hlth. Care), 5 5/8s,
                 1/1/28                                                           A2              6,247,500
                                                                                              -------------
                                                                                                 14,382,792

Indiana (1.3%)
-----------------------------------------------------------------------------------------------------------
      6,500,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            6,833,125
      2,200,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               BBB+            2,194,500
      4,000,000  Rockport, Poll. Control Rev. Bonds
                 (Indiana Michigan Pwr. Co.), Ser. A,
                 4.9s, 6/1/25                                                     Baa2            4,180,000
                                                                                              -------------
                                                                                                 13,207,625

Iowa (1.3%)
-----------------------------------------------------------------------------------------------------------
                 IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives)
      9,860,000  9 1/4s, 7/1/25                                                   BBB-/P         11,955,250
        775,000  9.15s, 7/1/09                                                    BBB-/P            907,719
        105,000  Marion Hlth. Care Fac. Rev. Bonds (First
                 Mtg.), Ser. IA, 1.76s, 1/1/29                                    CCC                96,206
                                                                                              -------------
                                                                                                 12,959,175

Kansas (0.4%)
-----------------------------------------------------------------------------------------------------------
                 Lenexa, Hlth. Care Rev. Bonds (LakeView
                 Village)
      2,250,000  Ser. C, 6 7/8s, 5/15/32                                          BB+             2,365,313
      1,200,000  Ser. B, 6 1/4s, 5/15/26                                          BB+             1,213,500
                                                                                              -------------
                                                                                                  3,578,813

Kentucky (0.8%)
-----------------------------------------------------------------------------------------------------------
        610,000  Kentucky Econ. Dev. Fin. Auth. Rev.
                 Bonds (First Mtg.), Ser. IA, 6 1/2s,
                 1/1/29                                                           CCC               558,913
                 KY Econ. Dev. Fin. Auth. Hlth. Syst.
                 Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A
      3,250,000  6 5/8s, 10/1/28                                                  BBB/P           3,493,750
      3,740,000  6 1/8s, 10/1/10                                                  BBB/P           4,043,875
                                                                                              -------------
                                                                                                  8,096,538

Louisiana (2.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  LA Hlth. Ed. Auth. Rev. Bonds (Lambert
                 House), Ser. A, 6.2s, 1/1/28                                     B+/P            3,007,500
      5,335,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (St. James Place), Ser.
                 A, 8s, 11/1/19                                                   B-/P            3,587,788
      4,420,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P           3,563,625
      6,000,000  Port of New Orleans, Indl. Dev. Rev.
                 Bonds (Continental Grain Co.), 7 1/2s,
                 7/1/13                                                           BB-             6,092,160
      3,000,000  St. Charles Parish, Poll. Control Rev.
                 Bonds, Ser. A, 4.9s, 6/1/30                                      Baa2            3,044,280
      9,000,000  W. Feliciana Parish, Solid Waste Disp.
                 Rev. Bonds (Kaiser Aluminum), 7.7s,
                 12/1/14                                                          Ba1             9,259,830
                                                                                              -------------
                                                                                                 28,555,183

Maine (0.4%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba2             3,701,250

Maryland (1.6%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Howard Cnty., Rev. Bonds, Ser. A, U.S.
                 Govt. Coll., 8s, 5/15/29                                         AAA             6,368,750
                 MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds
      2,000,000  (Mercy Ridge), Ser. A, 6s, 4/1/35                                BB+/P           2,032,500
      1,500,000  (Medstar Health), 5 1/2s, 8/15/33                                Baa2            1,533,750
      2,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 Rev. Bonds, Ser. A-2, 4.9s, 6/30/49                              /P              2,002,500
      3,400,000  Westminster, Econ. Dev Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 6
                 1/4s, 5/1/34                                                     BB/P            3,476,500
                                                                                              -------------
                                                                                                 15,414,000

Massachusetts (3.9%)
-----------------------------------------------------------------------------------------------------------
      1,890,000  MA State Dev. Fin. Agcy. Rev. Bonds
                 (Lasell College), 6 3/4s, 7/1/31                                 B+              1,913,625
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      5,750,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BB/P            6,612,500
      4,000,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-            4,200,000
      4,900,000  (Winchester Hosp.), Ser. E, 6 3/4s,
                 7/1/30                                                           BBB             5,849,375
      5,850,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            6,215,625
      2,200,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            2,307,250
      4,500,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              4,725,000
      2,630,000  (Caritas Christi Oblig. Group), Ser. A,
                 5 1/4s, 7/1/08                                                   BBB             2,791,088
      1,855,000  MA State Indl. Fin. Agcy. R (TNG Marina
                 Bay LLC Project), 7 1/2s, 12/1/27                                B/P             1,882,825
                 MA State Indl. Fin. Agcy. Rev. Bonds
      2,378,153  (Evanswood Bethzatha Corp.), 8s, 1/15/27
                 (In default) (NON)                                               D/P                 2,973
        750,000  (1st Mtge. Stone Institution & Newton),
                 7.9s, 1/1/24                                                     BB-/P             766,260
      1,664,711  (1st. Mtge. Evanswood Bethzatha-A), 7
                 7/8s, 1/15/20 (In default) (NON)                                 D/P                 2,081
      1,765,000  (Sr. Living Fac. Forge Hill), 7s, 4/1/17                         B/P             1,765,000
                                                                                              -------------
                                                                                                 39,033,602

Michigan (6.6%)
-----------------------------------------------------------------------------------------------------------
      2,251,000  Ann Arbor, Econ. Dev. Corp. Ltd. Oblig.
                 Rev. Bonds (Glacier Hills, Inc.), State
                 & Local Govt. Coll., 8 3/8s, 1/15/19                             AAA             3,019,154
      9,600,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.74s, 7/1/33                                                    VMIG1           9,600,000
     10,000,000  Dickinson Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 5 3/4s, 6/1/16                                            Baa2           10,862,500
      1,500,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3            1,524,375
                 Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A
      3,000,000  5 3/4s, 9/1/17                                                   Ba2             2,835,000
      1,900,000  5 5/8s, 9/1/10                                                   Ba2             1,857,250
      3,600,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-            3,361,500
     15,000,000  MI State Strategic Fund Ltd. Oblig. Rev.
                 Bonds (Detroit Edison Co.), MBIA, 6.4s,
                 9/1/25                                                           Aaa            15,836,250
                 MI State Strategic Fund Solid Waste
                 Disp. Rev. Bonds
      2,650,000  (Genesee Pwr. Station), 7 1/2s, 1/1/21                           B/P             2,358,500
      3,500,000  (SD Warren Co.), Ser. C, 7 3/8s, 1/15/22                         BB/P            3,635,625
      5,000,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             5,218,750
      5,495,000  Waterford, Econ. Dev. Corp. Rev. Bonds
                 (Canterbury Hlth.), 6s, 1/1/39                                   B-/P            4,066,300
      2,000,000  Wayne Charter Cnty., Special Arpt. Fac.
                 Rev. Bonds (Northwest Airlines, Inc.),
                 6s, 12/1/29                                                      B+/P            1,385,000
                                                                                              -------------
                                                                                                 65,560,204

Minnesota (0.2%)
-----------------------------------------------------------------------------------------------------------
      2,075,000  Minneapolis, Rev. Bonds (Walker
                 Methodist Sr. Svcs.), Ser. A, 6s,
                 11/15/28                                                         B+/P            1,621,094
        800,000  Sauk Rapids Hlth. Care & Hsg. Fac. Rev.
                 Bonds (Good Shepherd Lutheran Home), 6s,
                 1/1/34                                                           B/P               808,000
                                                                                              -------------
                                                                                                  2,429,094

Mississippi (0.3%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Lowndes Cnty., Solid Waste Disp. & Poll.
                 Control Rev. Bonds (Weyerhaeuser Co.),
                 Ser. B, 6.7s, 4/1/22                                             Baa2            2,975,000

Missouri (2.6%)
-----------------------------------------------------------------------------------------------------------
      3,250,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/27                               A               3,355,625
      2,000,000  Kansas City, Indl. Dev. Auth. Hlth. Fac.
                 Rev. Bonds (First Mtg. Bishop Spencer),
                 Ser. A, 6 1/4s, 1/1/24                                           BB-/P           2,040,000
     11,810,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (Cox Hlth. Syst.), AMBAC, 1.78s, 6/1/22                          VMIG1          11,810,000
                 St. Louis Arpt. Rev. Bonds (Lambert St.
                 Louis Intl.), Ser. A
      4,150,000  5 1/4s, 7/1/11                                                   Aaa             4,689,500
      3,495,000  FSA, 5 1/4s, 7/1/10                                              Aaa             3,923,138
                                                                                              -------------
                                                                                                 25,818,263

Montana (0.1%)
-----------------------------------------------------------------------------------------------------------
        750,000  MT State Board Inv. Exempt Fac. Rev.
                 Bonds (Still Water Mining Project), 8s,
                 7/1/20                                                           Ba3               797,813

Nebraska (--%)
-----------------------------------------------------------------------------------------------------------
                 Kearney, Indl. Dev. Rev. Bonds
        136,310  (Great Platte River), 8s, 9/1/12                                 CCC/P             118,249
      1,582,934  (Brookhaven), zero %, 9/1/12                                     CCC/P               7,915
                                                                                              -------------
                                                                                                    126,164

Nevada (2.0%)
-----------------------------------------------------------------------------------------------------------
      5,350,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp. Project), Ser. C,
                 5.45s, 3/1/38                                                    Baa2            5,744,563
      1,500,000  Clark Cnty., Local Impt. Dist. Special
                 Assmt. Bonds (No. 142), 6.1s, 8/1/18                             BB-             1,531,875
                 Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14)
      3,735,000  5.8s, 3/1/23                                                     BB-/P           3,842,381
      2,640,000  5.55s, 3/1/17                                                    BB-/P           2,719,200
      1,500,000  Las Vegas, Local Impt. Board Special
                 Assmt. (Dist. No. 607), 5.9s, 6/1/17                             BB-             1,545,135
        810,000  Las Vegas, Special Impt. Dist. Rev.
                 Bonds (No. 809 - Summerlin Area), 5.65s,
                 6/1/23                                                           BB+/P             813,037
      3,500,000  Washoe Cnty., Wtr. Fac. Mandatory Put
                 Bonds (Sierra Pacific Pwr. Co.), 5s,
                 7/1/09                                                           Ba2             3,530,625
                                                                                              -------------
                                                                                                 19,726,816

New Hampshire (1.8%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
      3,000,000  (Havenwood-Heritage Heights), 7.35s,
                 1/1/18                                                           BB-/P           3,116,250
      1,000,000  (Riverwoods at Exeter), Ser. A, 6 1/2s,
                 3/1/23                                                           BB/P            1,007,500
      3,000,000  (Rivermead at Peterborough), 5 3/4s,
                 7/1/28                                                           BB/P            2,823,750
      2,200,000  NH Hlth. & Ed. Fac. Auth. Rev. Bonds
                 (Huntington at Nashua), Ser. A, 6 7/8s,
                 5/1/33                                                           B/P             2,238,500
                 NH State Bus. Fin. Auth. Rev. Bonds
      2,500,000  (Alice Peck Day Hlth. Syst.), Ser. A,
                 7s, 10/1/29                                                      BBB-/P          2,531,250
      2,450,000  (Franklin Regl. Hosp. Assn.), Ser. A,
                 6.05s, 9/1/29                                                    BB-/P           2,339,750
      3,550,000  (Proctor Academy), Ser. A, 5.6s, 6/1/28                          Baa2            3,634,313
      8,551,027  NH State Bus. Fin. Auth. Poll. Control &
                 Solid Waste Rev. Bonds (Crown Paper
                 Co.), 7 3/4s, 1/1/22 (In default) (NON)                          D                  10,689
                                                                                              -------------
                                                                                                 17,702,002

New Jersey (4.5%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Camden Cnty., Impt. Auth. Rev. Bonds
                 (Dockside Refrigerated), 8.4s, 4/1/24
                 (In default) (NON)                                               D/P             4,125,000
                 NJ Econ. Dev. Auth. Rev. Bonds
      7,000,000  (Winchester Gardens), Ser. A, 8 5/8s,
                 11/1/25                                                          BB-/P           8,023,750
      2,100,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P           2,197,125
        900,000  (Cedar Crest Village, Inc.), Ser. A, 7s,
                 11/15/16                                                         BB-/P             921,375
      6,700,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3             6,959,625
        500,000  (First Mtge. Presbyterian Home), Ser. A,
                 6 3/8s, 11/1/31                                                  BB/P              511,250
      3,000,000  (United Methodist Homes), Ser. A-1, 6
                 1/4s, 7/1/33                                                     BB+             3,026,250
        500,000  (First Mtge. Presbyterian Home), Ser. A,
                 6 1/4s, 11/1/20                                                  BB/P              511,250
      5,000,000  (Cigarette Tax), 5 1/2s, 6/15/24                                 Baa2            5,118,750
      5,000,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                 (South Jersey Hosp.), 6s, 7/1/12                                 Baa1            5,656,250
                 Tobacco Settlement Fin. Corp. Rev. Bonds
      2,000,000  6 3/4s, 6/1/39                                                   BBB             1,962,500
      6,260,000  (Asset Backed Bonds), 6s, 6/1/37                                 BBB             5,540,100
                                                                                              -------------
                                                                                                 44,553,225

New Mexico (1.8%)
-----------------------------------------------------------------------------------------------------------
      5,500,000  Farmington, Poll. Control Rev. Bonds
                 (Tucson Elec. Pwr. Co. San Juan), Ser.
                 A, 6.95s, 10/1/20                                                Ba3             5,788,750
     11,850,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Svc. Co.), Ser. A, 1.76s, 5/1/24                                 VMIG1          11,850,000
                                                                                              -------------
                                                                                                 17,638,750

New York (8.7%)
-----------------------------------------------------------------------------------------------------------
        375,000  Capital Compost Escrow zero %, 10/31/05                          D/P                75,000
      1,250,000  Huntington, Hsg. Auth. Rev. Bonds
                 (Gurwin Jewish Sr. Residence), Ser. A,
                 6s, 5/1/39                                                       B+/P            1,164,063
      1,575,000  Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (North Shore Hlth. Syst. Project
                 D), 5 1/4s, 11/1/07                                              A3              1,695,094
                 NY City, G.O. Bonds
     12,560,000  Ser. B, FGIC, 6s, 8/1/06                                         Aaa            13,376,400
      8,000,000  Ser. C, 5 1/2s, 8/1/13                                           A2              9,060,000
                 NY City, Indl. Dev. Agcy. Rev. Bonds
      4,000,000  (Paper Inc.), 7.8s, 1/1/16                                       B-/P            4,180,000
      3,250,000  (Brooklyn Navy Yard Cogen. Partners),
                 5.65s, 10/1/28                                                   BBB-            3,042,813
        500,000  NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds (Brooklyn Polytech. U.
                 Project J), 6 1/8s, 11/1/30                                      BB+               463,125
      5,400,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3            5,366,250
      3,325,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+             2,431,406
      1,785,000  NY State Dorm. Auth. Rev. Bonds (Lenox
                 Hill Hosp.), 5 3/4s, 7/1/12                                      A3              2,003,663
     22,370,000  NY State Env. Fac. Corp. Poll. Control
                 Rev. Bonds (State Wtr. Sub-Revolving
                 Fund), Ser. E, MBIA, 6s, 6/15/10                                 Aaa            26,089,013
      5,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 12/9/98, cost
                 $5,000,000) (RES)                                                BB-/P           5,293,750
      2,500,000  Port Auth. NY & NJ Rev. Bonds (Kennedy
                 Intl. Arpt. - 4th Installment), 6 3/4s,
                 10/1/11                                                          BB+/P           2,637,500
      4,000,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landings), Ser. A, 8s,
                 10/1/20                                                          B+/P            4,250,000
                 Suffolk Cnty., Indl. Dev. Agcy. Civic
                 Fac. Rev. Bonds
      3,800,000  (Southampton Hosp. Assn.), Ser. B, 7
                 5/8s, 1/1/30                                                     B-/P            3,861,750
      1,000,000  (Gurwin Jewish-Phase II), 6.7s, 5/1/39                           B+/P            1,016,250
                                                                                              -------------
                                                                                                 86,006,077

North Carolina (2.5%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds, Ser. C
      7,500,000  5 3/8s, 1/1/17                                                   Baa2            8,071,875
      1,000,000  5 3/8s, 1/1/16                                                   Baa2            1,075,000
      2,000,000  5.3s, 1/1/15                                                     Baa2            2,152,500
      4,500,000  NC Med. Care Comm. Retirement Fac. Rev.
                 Bonds (1st Mtge. -Givens Estates
                 Project), Ser. A, 6 1/2s, 7/1/32                                 BB-/P           4,640,625
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      4,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1            4,520,000
      4,000,000  Ser. A, 5 1/2s, 1/1/13                                           Baa1            4,430,000
                                                                                              -------------
                                                                                                 24,890,000

Ohio (2.4%)
-----------------------------------------------------------------------------------------------------------
                 Marion Cnty., Hlth. Care Fac. Rev. Bonds
                 (United Church Homes)
        795,000  6 3/8s, 11/15/10                                                 BBB-              807,219
        750,000  6.3s, 11/15/15                                                   BBB-              759,983
      1,000,000  OH State Env. Impt. Rev. Bonds (USX
                 Corp.), 5 5/8s, 5/1/29                                           Baa1            1,023,750
                 OH State Higher Edl. Fac. Mandatory Put
                 Bonds (Kenyon College Project)
      2,500,000  4.95s, 7/1/15                                                    A2              2,656,250
      5,000,000  4.85s, 7/1/14                                                    A2              5,306,250
      6,500,000  OH State Solid Waste Mandatory Put
                 Bonds, 4.85s, 11/1/07                                            BBB             6,841,250
      6,000,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Rev. Bonds, 6.1s, 8/1/20                                    Baa2            6,142,500
        700,000  OH State Wtr. Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Bay Shore Power Co.),
                 Ser. A, 5 7/8s, 9/1/20                                           BB+/P             693,875
                                                                                              -------------
                                                                                                 24,231,077

Oklahoma (0.6%)
-----------------------------------------------------------------------------------------------------------
      3,075,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             AAA             3,490,125
      2,350,000  Ottawa Cnty., Fin. Auth. Indl. Rev.
                 Bonds (Doane Products Co.), 7 1/4s,
                 6/1/17                                                           B-/P            2,247,188
                                                                                              -------------
                                                                                                  5,737,313

Oregon (0.6%)
-----------------------------------------------------------------------------------------------------------
      5,450,000  Multnomah Cnty., Hosp. Fac. Auth. Rev.
                 Bonds (Terwilliger Plaza), 6 1/2s,
                 12/1/29                                                          BB-/P           5,606,688

Pennsylvania (5.8%)
-----------------------------------------------------------------------------------------------------------
      6,500,000  Allegheny Cnty., Hosp. Dev. Auth. Rev.
                 Bonds (Hlth. Syst.), Ser. B, 9 1/4s,
                 11/15/15                                                         B2              7,523,750
      7,925,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-            8,588,719
      1,700,000  Chester Cnty., Hlth. & Ed. Fac. Auth.
                 Rev. Bonds (Jenners Pond, Inc.), 7 5/8s,
                 7/1/34                                                           BB-/P           1,748,875
      3,750,000  Dauphin Cnty., Gen. Auth. Rev. Bonds
                 (Office & Pkg.), Ser. A, 6s, 1/15/25                             D/P             1,743,750
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              1,539,375
                 Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds
      2,250,000  (St. Luke's Hosp. - Bethlehem), 5 3/8s,
                 8/15/33                                                          Baa2            2,266,875
      2,860,000  (Lehigh Valley Hosp. Hlth. Network),
                 Ser. A, 5 1/4s, 7/1/32                                           A2              2,917,200
      1,750,000  New Morgan, Indl. Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (New Morgan Landfill
                 Co., Inc.), 6 1/2s, 4/1/19                                       BB-             1,730,313
      2,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds
                 (Amtrak), Ser. A, 6 3/8s, 11/1/41                                A3              2,097,500
      9,000,000  PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds (Colver), Ser. E,
                 8.05s, 12/1/15                                                   BBB-/P          9,208,170
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
      1,500,000  (Widener U.), 5.4s, 7/15/36                                      BBB+            1,546,875
      1,345,000  (Philadelphia College of Osteopathic
                 Med.), 5s, 12/1/13                                               A               1,464,369
                 Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds
      4,858,731  (Graduate Hlth. Syst. Oblig. Group), 7
                 1/4s, 7/1/18 (In default) (NON)                                  Ca                  6,073
      3,000,000  (Jeanses Hosp. Project), 5 7/8s, 7/1/17                          Baa2            3,056,250
                 Scranton, G.O. Bonds, Ser. C
      3,060,000  7.1s, 9/1/31                                                     AAA/P           3,817,350
      1,000,000  7s, 9/1/22                                                       AAA/P           1,241,250
      2,500,000  West Cornwall, Tpk. Muni. Auth. Rev.
                 Bonds (Elizabethtown College), 6s,
                 12/15/27                                                         BBB+            2,640,625
      2,600,000  West Shore, Area Hosp. Auth. Rev. Bonds
                 (Holy Spirit Hosp.), 6 1/4s, 1/1/32                              BBB+            2,704,000
      2,000,000  York Cnty., Indl. Dev. Auth. Rev. Bonds
                 (PSEG Power, LLC), Ser. A, 5 1/2s,
                 9/1/20                                                           Baa1            2,077,500
                                                                                              -------------
                                                                                                 57,918,819

Puerto Rico (0.8%)
-----------------------------------------------------------------------------------------------------------
      7,400,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            8,056,750

Rhode Island (0.1%)
-----------------------------------------------------------------------------------------------------------
        710,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, Ser. A, 6 1/4s, 6/1/42                                    BBB               637,225

South Carolina (2.8%)
-----------------------------------------------------------------------------------------------------------
      2,120,000  Florence Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Stone Container Corp.), 7 3/8s,
                 2/1/07                                                           B/P             2,146,224
      2,275,000  Lexington Cnty. Rev. Bonds, 5 1/2s,
                 11/1/32                                                          A2              2,351,781
      4,000,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          BBB+            4,310,000
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance)
      3,800,000  Ser. A, 7 3/8s, 12/15/21                                         Baa2            4,716,750
      5,000,000  Ser. C, 6s, 8/1/20                                               Baa2            5,400,000
      9,000,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             8,403,750
                                                                                              -------------
                                                                                                 27,328,505

South Dakota (0.2%)
-----------------------------------------------------------------------------------------------------------
      1,650,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB             1,569,563

Tennessee (1.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Elizabethton, Hlth. & Edl. Fac. Board
                 Rev. Bonds (Hosp. Ref. & Impt.), Ser. B,
                 8s, 7/1/33                                                       Baa2            1,195,000
      6,500,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            7,637,500
                 Memphis-Shelby Cnty., Arpt. Auth. Rev.
                 Bonds (Federal Express Corp.)
      4,000,000  5.05s, 9/1/12                                                    Baa2            4,325,000
      2,000,000  4 1/2s, 7/1/14                                                   Baa2            2,035,000
                                                                                              -------------
                                                                                                 15,192,500

Texas (5.0%)
-----------------------------------------------------------------------------------------------------------
      6,850,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), Ser.
                 A, 5.9s, 11/15/25                                                BB/P            6,653,063
      3,985,000  Crawford Ed. Fac. Rev. Bonds (U. St.
                 Thomas), 5 3/8s, 10/1/27                                         BBB+            4,084,625
      2,500,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Rev. Bonds (American Airlines,
                 Inc.), 8 1/4s, 11/1/36                                           Caa2            1,762,500
      3,000,000  Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds (American
                 Airlines, Inc.), 6 3/8s, 5/1/35                                  Caa2            1,706,250
      3,000,000  Edgewood, Indpt. School Dist. Bexar
                 Cnty. G.O. Bonds, Ser. A, PSFG, 5s,
                 2/15/29                                                          Aaa             3,082,500
        500,000  Georgetown, Hlth. Fac. Dev. Corp. Rev.
                 Bonds, 6 1/4s, 8/15/29                                           BB                491,875
                 Houston, Arpt. Syst. Rev. Bonds
      7,000,000  (Special Fac. - Continental Airlines,
                 Inc.), Ser. E, 6 3/4s, 7/1/21                                    B-              5,643,750
      3,000,000  (Continental Airlines, Inc.), Ser. C,
                 5.7s, 7/15/29                                                    B-              2,021,250
      5,500,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                 (Memorial Hlth. Syst. of East TX), 5.7s,
                 2/15/28                                                          BBB             5,589,375
      5,265,000  Round Rock, Hotel Occupancy Tax Rev.
                 Bonds (Convention Ctr. Complex), 5.85s,
                 12/1/24                                                          BBB/P           5,159,700
      4,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            4,871,250
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
      6,250,000  6 1/8s, 7/1/23                                                   Baa2            6,254,375
      2,095,000  6s, 7/1/25                                                       Baa2            2,095,000
                                                                                              -------------
                                                                                                 49,415,513

Utah (1.2%)
-----------------------------------------------------------------------------------------------------------
                 Carbon Cnty., Solid Waste Disp. Rev.
                 Bonds (Laidlaw Env.), Ser. A
      1,000,000  7 1/2s, 2/1/10                                                   BB-             1,022,750
        600,000  7.45s, 7/1/17                                                    BB-/P             610,500
      5,500,000  Tooele Cnty., Harbor & Term. Dist. Port
                 Fac. Rev. Bonds (Union Pacific), Ser. A,
                 5.7s, 11/1/26                                                    Baa2            5,616,875
      4,480,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1            4,939,200
                                                                                              -------------
                                                                                                 12,189,325

Virginia (2.4%)
-----------------------------------------------------------------------------------------------------------
      5,250,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6.7s,
                 6/1/27                                                           BB+/P           5,394,375
      2,000,000  Henrico Cnty., Indl. Dev. Auth. IFB (Bon
                 Secours Hlth. Syst.), FSA, 9.951s,
                 8/23/27                                                          Aaa             2,750,000
      2,500,000  James Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Williamsburg), Ser. A, 6 1/8s, 3/1/32                           BB-/P           2,587,500
      4,000,000  Peninsula Ports Auth. Rev. Bonds (VA
                 Baptist Homes), Ser. A, 7 3/8s, 12/1/32                          B+/P            4,190,000
                 Roanoke Cnty. Indl. Dev. Auth. Rev.
                 Bonds (Res. Care Fac.), Ser. A
      2,000,000  6.3s, 7/1/35                                                     B+/P            2,030,000
      1,000,000  4.4s, 7/1/08                                                     B+/P            1,003,750
      1,000,000  Russell Cnty. Indl. Dev. Auth. Poll.
                 Control Rev. Bonds (Appalachian Pwr.
                 Co.), Ser. I, 2.7s, 11/1/07                                      Baa2            1,001,250
      5,510,000  Suffolk, Redev. & Hsg. Auth. Rev. Bonds
                 (Beach-Oxford Apts.), 6 1/4s, 10/1/33                            BB-/P           5,069,200
                                                                                              -------------
                                                                                                 24,026,075

Washington (1.0%)
-----------------------------------------------------------------------------------------------------------
      4,870,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB             4,809,125
      5,500,000  Washington Cnty., Hsg. & Redev. Auth.
                 Rev. Bonds (Healtheast), 5 1/2s,
                 11/15/27                                                         Ba2             5,080,625
                                                                                              -------------
                                                                                                  9,889,750

West Virginia (0.7%)
-----------------------------------------------------------------------------------------------------------
      3,475,000  Mason Cnty., Poll. Control FRB
                 (Aappalachian Pwr. Co. Project), Ser. L,
                 5 1/2s, 10/1/22                                                  Baa2            3,553,188
      4,495,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2              3,360,013
                                                                                              -------------
                                                                                                  6,913,201

Wisconsin (0.6%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      1,000,000  7s, 6/1/28                                                       BBB             1,003,750
      5,500,000  6 3/8s, 6/1/32                                                   BBB             5,149,375
                                                                                              -------------
                                                                                                  6,153,125

Wyoming (0.6%)
-----------------------------------------------------------------------------------------------------------
      5,350,000  Sweetwater Cnty., Poll. Control Rev.
                 Bonds (Idaho Power Co.), Ser. A, 6.05s,
                 7/15/26                                                          A3              5,657,610
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $945,298,626)                          $966,783,131

Preferred stocks (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
      2,000,000  Charter Mac. Equity Trust 144A Ser. A,
                 6.625% cum. pfd.                                                                $2,205,000
      6,000,000  MuniMae Tax Exempt Bond Subsidiary, LLC
                 144A Ser. B, 7 3/4s cum. pfd.                                                    7,102,500
                                                                                              -------------
                 Total Preferred stocks  (cost $8,000,000)                                       $9,307,500

Common stocks (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         70,874  Hoover Group, Inc. (NON)                                                                $7
        184,103  Tembec, Inc. (Canada) (NON)                                                      1,198,670
                                                                                              -------------
                 Total Common stocks  (cost $9,057,284)                                          $1,198,677
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $962,355,910) (b)                                     $977,289,308
-----------------------------------------------------------------------------------------------------------



Interest rate swap contracts outstanding at October 31, 2004 (Unaudited)

                                         Notional Termination     Unrealized
                                           amount        date   depreciation
----------------------------------------------------------------------------
Agreement with JP Morgan Chase
Bank dated September 24, 2004
to pay quarterly the notional
multiplied by 3.513% and
receive quarterly the notional
multiplied by the Bond Market
Association Municipal Swap
Index.                                $11,000,000    12/29/14       ($24,200)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $993,025,774.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $962,109,393, resulting in gross unrealized appreciation and depreciation of $51,649,404 and $36,469,489, respectively, or net unrealized appreciation of $15,179,915.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2004 was $5,293,750 or 0.5% of net assets. The rates shown on VRDN, mandatory put bonds and Floating Rate Bonds (FRB) are the current interest rates at October 31, 2004.

      The dates shown on mandatory put bonds are the next mandatory put dates.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at October 31, 2004.

      The fund had the following industry group concentrations greater than 10% at October 31, 2004 (as a percentage of net assets):

      Health care      33.0%
      Utilities        15.8

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004